Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (20,032,950)	$ (13,043,941)	$ (17,546,771)	$ (23,432,618)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation & amortization expense	1,009,192	962,296	1,290,128	1,089,744
(Gain) Loss on disposal of fixed assets		13,047	13,512	461,895
Amortization of debt issuance costs	546,262	146,077	205,018
Amortization of intangible assets	184,655
Interest income on members loan receivable	(27,124)		(23,745)
Bad debt expense	513,661		744,863	168,464
Gain on debt extinguishment	(545,200)
Forgiveness on paycheck protection program loan	(1,669,552)
Change in fair value of Private Warrants	(213,300)
Forgiveness of Notes Receivable	1,700,869
Changes in operating assets and liabilities:
Accounts receivable	(4,331,314)	219,683	4,095	(86,742)
Inventory	(2,141,497)	(1,622,495)	(1,252,481)	188,651
Vendor deposits				37,554
Prepaid media spend	(170,633)	(501,693)	(747,662)
Prepaid expenses and other current assets	(2,236,168)	500,276	364,883	(698,872)
Other assets			(34,800)
Accounts payable	(357,214)	854,609	(152,514)	1,773,165
Accrued liabilities	146,773	1,176,453	1,349,215	(69,167)
Net cash used in operating activities	(27,623,540)	(11,295,688)	(15,786,259)	(20,567,926)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for asset acquisition			(1,511,900)
Cash paid for purchase of equipment	(897,837)	(945,274)	(1,046,723)	(1,324,560)
Cash received for sale of equipment	65,102	54,692	56,192
Net cash used in investing activities	(832,735)	(890,582)	(2,502,431)	(1,324,560)
CASH FLOWS FROM FINANCING ACTIVITIES
Member contributions		1,876,327	8,738,754	13,022,700
Net borrowings on line of credit				3,020,000
Borrowings on long-term debt			2,761,427	138,028
Repayments on long-term debt	(4,230,928)	(979,770)	(1,354,651)	(1,325,675)
Repurchase of member shares	(99,950)
Investment from Andina	36,135,517
Borrowings on related party debt	9,294,000	200,000	200,000	1,240,000
Repayments on related party debt	(7,889,681)	(565,000)	(415,000)	(3,096,755)
Borrowings on short-term debt	19,694,548	7,450,000	4,509,449	3,461,027
Repayments on short-term debt	(11,142,130)	(43,083)	(126,260)	(335,527)
Issuance of convertible debt		2,795,000	2,840,000	5,414,390
Debt issuance costs	(507,166)	(273,810)
Borrowings on paycheck protection program loan		1,669,552	1,669,552
Net cash provided by financing activities	41,254,210	12,129,216	18,823,271	21,538,188
Net change in cash and cash equivalents	12,797,936	(57,054)	534,581	(354,298)
Cash and cash equivalents at beginning of period	591,634	57,054	57,054	411,351
Cash and cash equivalents at end of period	13,389,570		591,634	57,054
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,847,898	1,842,418	2,785,659	2,811,292
NON-CASH INVESTING AND FINANCING ACTIVITY:
Members’ subscription for convertible note			1,650,000
Non-cash retirement of Bridge Notes	$ 10,856,964
Assets acquired in Kalahari transaction (Note 3)			5,867,344
Liabilities assumed in Kalahari transaction (Note 3)			(882,438)
Short term debt converted to related party debt			3,001,366
Accrued interest converted to Series 3 Preferred units			1,088,561
Long term debt converted to related party debt			550,000
Related party debt converted to Series 3 Preferred units			3,997,067
Short term debt converted to Series 3 Preferred units			$ 200,000